Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Boston Trust Walden Funds
Entity Central Index Key	0000882748
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000027441 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Balanced Fund
Class Name	Boston Trust Walden Balanced Fund
Trading Symbol	WSBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden Balanced Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Balanced Fund	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 6.88% for the 12-month period ended December 31, 2024, trailing the blended returns of the S&P 500® Index return of 25.02%, the Bloomberg U.S. Government/Credit Bond Index return of 1.18% and the Bloomberg U.S. Treasury Bellwethers 3 Month Index return of 5.29% for the same period. Overall, the Fund maintained broad diversification across several equity and fixed income sectors and industries. Stocks and bonds are purchased and sold based on fundamental research. The Fund invests principally in common stocks and fixed income securities.
2024 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 14.26%, Contribution to Return: 3.09%
Individual Holdings
Apple, Inc. (Information Technology) | Average Weight: 6.64%, Contribution to Return: 1.93%
Alphabet, Inc., Class C (Communication Services) | Average Weight: 6.15%, Contribution to Return: 1.84%
JP Morgan Chase & Co. (Financials) | Average Weight: 4.13%, Contribution to Return: 1.57%
2024 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Energy | Average Weight: 4.25%, Contribution to Return: -0.61%
Individual Holdings
Adobe, Inc. (Information Technology) | Average Weight: 1.77%, Contribution to Return: -0.52%
Conoco Phillips (Energy) | Average Weight: 3.59%, Contribution to Return: -0.44%
Nike, Inc. (Consumer Discretionary) | Average Weight: 0.88%, Contribution to Return: -0.41%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Balanced Fund	6.88%	6.00%	7.34%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21)%	1.50%
Bloomberg U.S. Treasury Bellwethers: 3 Month	5.29%	2.51%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 157,655,993
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 1,224,050
Investment Company Portfolio Turnover	3.30%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$157,655,993
Total number of portfolio holdings	86
Total advisory fees paid	$1,224,050
Portfolio turnover rate for the period	3.30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.0%
U.S. Treasury Note	6.5%
Apple, Inc.	5.8%
U.S. Treasury Note	5.1%
Alphabet, Inc., Class C	4.9%
U.S. Treasury Bond	3.5%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
U.S. Treasury Inflation Indexed Note	2.7%
Accenture PLC, Class A	2.7%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	8.0%
U.S. Treasury Note	6.5%
Apple, Inc.	5.8%
U.S. Treasury Note	5.1%
Alphabet, Inc., Class C	4.9%
U.S. Treasury Bond	3.5%
Visa, Inc., Class A	3.0%
JPMorgan Chase & Co.	3.0%
U.S. Treasury Inflation Indexed Note	2.7%
Accenture PLC, Class A	2.7%

C000052650 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Midcap Fund
Class Name	Boston Trust Midcap Fund
Trading Symbol	BTMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Midcap Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Midcap Fund	$103	0.98%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.28% for the 12-month period ended December 31, 2024, trailing the Russell Midcap® Index return of 15.34% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by middle capitalization companies.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 15.47%, Contribution to Return: 3.47%
Individual Holdings
Williams-Sonoma, Inc. (Consumer Discretionary) | Average Weight: 1.75%, Contribution to Return: 1.05%
Fortinet, Inc. (Information Technology) | Average Weight: 1.29%, Contribution to Return: 0.76%
Brown & Brown, Inc. (Financials) | Average Weight: 1.34%, Contribution to Return: 0.63%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 12.44%, Contribution to Return: 0.02%
Individual Holdings
Dollar General Corp. (Consumer Staples) | Average Weight: 0.71%, Contribution to Return: -0.41%
Teleflex, Inc. (Health Care) | Average Weight: 1.20%, Contribution to Return: -0.41%
Nordson Corp. (Industrials) | Average Weight: 1.49%, Contribution to Return: -0.30%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Midcap Fund	10.28%	8.56%	9.66%
Russell Midcap® Index	15.34%	9.92%	9.63%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]
Effective July 2024, the Fund is comparing its performance to the Russell Midcap® Index so that investors may compare the Fund’s performance against the performance of the broader market. The Russell 3000® Index is additionally presented so that investors may compare the Fund’s performance against the performance of the market segment in which the Fund invests.

Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 254,317,427
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,844,944
Investment Company Portfolio Turnover	31.14%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$254,317,427
Total number of portfolio holdings	74
Total advisory fees paid	$1,844,944
Portfolio turnover rate for the period	31.14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Paychex, Inc.	3.1%
SEI Investments Co.	2.4%
FactSet Research Systems, Inc.	2.3%
Baker Hughes Co.	2.1%
Ross Stores, Inc.	1.9%
Lululemon Athletica, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
Paycom Software, Inc.	1.9%
Cooper (The) Cos., Inc.	1.9%
AMETEK, Inc.	1.9%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Paychex, Inc.	3.1%
SEI Investments Co.	2.4%
FactSet Research Systems, Inc.	2.3%
Baker Hughes Co.	2.1%
Ross Stores, Inc.	1.9%
Lululemon Athletica, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
Paycom Software, Inc.	1.9%
Cooper (The) Cos., Inc.	1.9%
AMETEK, Inc.	1.9%

C000027439 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Asset Management Fund
Class Name	Boston Trust Asset Management Fund
Trading Symbol	BTBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Asset Management Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Asset Management Fund	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 11.19% for the 12-month period ended December 31, 2024, trailing the blended returns of the S&P 500® Index return of 25.02%, the Bloomberg U.S. Government/Credit Bond Index return of 1.18% and the Bloomberg U.S. Treasury Bellwethers 3 Month Index return of 5.29% for the same period. Overall, the Fund maintained broad diversification across equity and fixed income sectors and industries. Stocks and bonds are purchased and sold based on fundamental research. The Fund invests principally in common stocks and fixed income securities.
2024 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 16.30%, Contribution to Return: 4.36%
Individual Holdings
Alphabet, Inc., Class C (Communication Services) | Average Weight: 7.94%, Contribution to Return: 2.60%
Apple, Inc. (Information Technology) | Average Weight: 6.87%, Contribution to Return: 1.87%
Costco Wholesale Company (Consumer Staples) | Average Weight: 4.22%, Contribution to Return: 1.59%
2024 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Consumer Discretionary | Average Weight: 6.26%, Contribution to Return: -0.31%
Individual Holdings
Nike, Inc. (Consumer Discretionary) | Average Weight: 2.02%, Contribution to Return: -0.78%
United Parcel Service, Inc. (Industrials) | Average Weight: 1.33%, Contribution to Return: -0.25%
Comcast Corporation (Communication Services) | Average Weight: 1.81%, Contribution to Return: -0.22%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Asset Management Fund	11.19%	7.20%	8.39%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21)%	1.50%
Bloomberg U.S. Treasury Bellwethers: 3 Month	5.29%	2.51%	1.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 569,614,311
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 4,168,691
Investment Company Portfolio Turnover	7.52%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$569,614,311
Total number of portfolio holdings	105
Total advisory fees paid	$4,168,691
Portfolio turnover rate for the period	7.52%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	7.3%
Apple, Inc.	5.3%
Alphabet, Inc., Class C	4.9%
Accenture PLC, Class A	3.8%
Automatic Data Processing, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
Costco Wholesale Corp.	2.9%
U.S. Treasury Bond	2.7%
Visa, Inc., Class A	2.6%
U.S. Treasury Note	2.3%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	7.3%
Apple, Inc.	5.3%
Alphabet, Inc., Class C	4.9%
Accenture PLC, Class A	3.8%
Automatic Data Processing, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
Costco Wholesale Corp.	2.9%
U.S. Treasury Bond	2.7%
Visa, Inc., Class A	2.6%
U.S. Treasury Note	2.3%

C000027444 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Equity Fund
Class Name	Boston Trust Walden Equity Fund
Trading Symbol	WSEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden Equity Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Equity Fund	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 9.81% for the 12-month period ended December 31, 2024, trailing the S&P 500® Index return of 25.02% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks.
2024 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Information Technology | Average Weight: 30.67%, Contribution to Return: 3.49%
Individual Holdings
Apple, Inc. (Information Technology) | Average Weight: 8.04%, Contribution to Return: 2.29%
JP Morgan Chase & Co. (Financials) | Average Weight: 3.84%, Contribution to Return: 1.46%
Alphabet, Inc. (Communication Services) | Average Weight: 4.61%, Contribution to Return: 1.41%
2024 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Energy | Average Weight: 4.49%, Contribution to Return: -0.60%
Individual Holdings
Conoco Philips (Energy) | Average Weight: 4.16%, Contribution to Return: -0.50%
Adobe, Inc. (Information Technology) | Average Weight: 1.53%, Contribution to Return: -0.45%
Nike, Inc. (Consumer Discretionary) | Average Weight: 1.10%, Contribution to Return: -0.41%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Equity Fund	9.81%	9.87%	10.74%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 266,457,242
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 2,141,580
Investment Company Portfolio Turnover	6.14%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$266,457,242
Total number of portfolio holdings	53
Total advisory fees paid	$2,141,580
Portfolio turnover rate for the period	6.14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Apple, Inc.	9.8%
Microsoft Corp.	8.9%
Alphabet, Inc., Class C	5.3%
JPMorgan Chase & Co.	4.2%
Visa, Inc., Class A	3.7%
Accenture PLC, Class A	3.6%
Alphabet, Inc., Class A	3.4%
ConocoPhillips	3.2%
UnitedHealth Group, Inc.	2.7%
Chubb Ltd.	2.5%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Apple, Inc.	9.8%
Microsoft Corp.	8.9%
Alphabet, Inc., Class C	5.3%
JPMorgan Chase & Co.	4.2%
Visa, Inc., Class A	3.7%
Accenture PLC, Class A	3.6%
Alphabet, Inc., Class A	3.4%
ConocoPhillips	3.2%
UnitedHealth Group, Inc.	2.7%
Chubb Ltd.	2.5%

Material Fund Change [Text Block]
Material Fund Changes
Effective December 31, 2024, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets and 0.50% of average daily net assets more than $300 million.
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at https://www.bostontrustwalden.com/investment-services/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets and 0.50% of average daily net assets more than $300 million.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at https://www.bostontrustwalden.com/investment-services/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.

Updated Prospectus Phone Number	1-800-282-8782 ext. 7050
Updated Prospectus Web Address	https://www.bostontrustwalden.com/investment-services/mutual-funds/
C000102803 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Midcap Fund
Class Name	Boston Trust Walden Midcap Fund
Trading Symbol	WAMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden Midcap Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Midcap Fund	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.40% for the 12-month period ended December 31, 2024, trailing the Russell Midcap® Index return of 15.34% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by middle capitalization companies.
2024 TOP EQUITY PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 15.51%, Contribution to Return: 3.50%
Individual Holdings
Williams-Sonoma, Inc. (Consumer Discretionary) | Average Weight: 1.78%, Contribution to Return: 1.11%
Fortinet, Inc. (Information Technology) | Average Weight: 1.40%, Contribution to Return: 0.83%
Brown & Brown, Inc. (Financials) | Average Weight: 1.34%, Contribution to Return: 0.63%
2024 TOP EQUITY PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 12.51%, Contribution to Return: -0.11%
Individual Holdings
Dollar General Corporation (Consumer Staples) | Average Weight: 0.72%, Contribution to Return: 0.41%
Teleflex, Inc. (Health Care) | Average Weight: 1.22%, Contribution to Return: -0.41%
Nordson Corporation (Industrials) | Average Weight: 1.48%, Contribution to Return: -0.30%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Midcap Fund	10.40%	8.76%	9.67%
Russell Midcap® Index	15.34%	9.92%	9.63%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 161,898,675
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 1,023,526
Investment Company Portfolio Turnover	24.20%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$161,898,675
Total number of portfolio holdings	71
Total advisory fees paid	$1,023,526
Portfolio turnover rate for the period	24.20%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Baker Hughes Co.	3.1%
Paychex, Inc.	3.0%
SEI Investments Co.	2.3%
FactSet Research Systems, Inc.	2.3%
Eversource Energy	2.0%
Lululemon Athletica, Inc.	2.0%
Jones Lang LaSalle, Inc.	2.0%
Ross Stores, Inc.	1.9%
Paycom Software, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Baker Hughes Co.	3.1%
Paychex, Inc.	3.0%
SEI Investments Co.	2.3%
FactSet Research Systems, Inc.	2.3%
Eversource Energy	2.0%
Lululemon Athletica, Inc.	2.0%
Jones Lang LaSalle, Inc.	2.0%
Ross Stores, Inc.	1.9%
Paycom Software, Inc.	1.9%
BJ's Wholesale Club Holdings, Inc.	1.9%

C000129551 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden International Equity Fund
Class Name	Boston Trust Walden International Equity Fund
Trading Symbol	WIEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden International Equity Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden International Equity Fund	$95	0.93%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 5.33%, for the 12-month period ended December 31, 2024, outperforming the MSCI World ex-USA Index return of 4.70% for the same period. Overall, the Fund maintained broad diversification across several equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by international companies.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 21.54%, Contribution to Return: 4.02%
Individual Holdings
Sumitomo Mitsui Financial Group, Inc. (Financials) | Average Weight: 1.83%, Contribution to Return: 0.84%
SAP SE (Information Technology) | Average Weight: 1.70%, Contribution to Return: 0.80%
Insurance Australia Group Ltd. (Financials) | Average Weight: 1.95%, Contribution to Return: 0.69%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Consumer Staples | Average Weight: 7.96%, Contribution to Return: -0.75%
Individual Holdings
Nestle SA (Consumer Staples) | Average Weight: 3.01%, Contribution to Return: -0.86%
Magna International, Inc. (Consumer Discretionary) | Average Weight: 1.41%, Contribution to Return: -0.51%
Canadian National Railway Company (Industrials) | Average Weight: 2.03%, Contribution to Return: -0.43%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values since the inception of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception
Boston Trust Walden International Equity Fund	5.33%	5.27%	5.07%
MSCI World ex-USA Index	4.70%	5.10%	4.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 197,195,160
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,219,427
Investment Company Portfolio Turnover	12.30%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$197,195,160
Total number of portfolio holdings	74
Total advisory fees paid	$1,219,427
Portfolio turnover rate for the period	12.30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Roche Holding AG	3.1%
Royal Bank of Canada	2.8%
Toyota Motor Corp.	2.6%
Nestle SA (Registered)	2.5%
Unilever PLC	2.5%
Nitto Denko Corp.	2.2%
Canadian National Railway Co.	2.1%
Deutsche Boerse AG	2.1%
RELX PLC (London Exchange)	2.1%
Brambles Ltd.	2.1%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Roche Holding AG	3.1%
Royal Bank of Canada	2.8%
Toyota Motor Corp.	2.6%
Nestle SA (Registered)	2.5%
Unilever PLC	2.5%
Nitto Denko Corp.	2.2%
Canadian National Railway Co.	2.1%
Deutsche Boerse AG	2.1%
RELX PLC (London Exchange)	2.1%
Brambles Ltd.	2.1%

C000027440 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Equity Fund
Class Name	Boston Trust Equity Fund
Trading Symbol	BTEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Equity Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Equity Fund	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 13.72% for the 12-month period ended December 31, 2024, trailing the S&P 500® Index return of 25.02% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Information Technology | Average Weight: 24.91%, Contribution to Return: 4.49%
Individual Holdings
Alphabet, Inc., Class C (Communication Services) | Average Weight: 6.88%, Contribution to Return: 2.15%
Apple, Inc. (Information Technology) | Average Weight: 6.80%, Contribution to Return: 1.91%
Costco Wholesale Company (Consumer Staples) | Average Weight: 4.22%, Contribution to Return: 1.51%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Energy | Average Weight: 4.52%, Contribution to Return: -0.07%
Individual Holdings
Nike, Inc. (Consumer Discretionary) | Average Weight: 1.11%, Contribution to Return: -0.43%
Schlumberger Limited (Energy) | Average Weight: 1.31%, Contribution to Return: -0.39%
Comcast Corporation (Communication Services) | Average Weight: 1.99%, Contribution to Return: -0.25%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Equity Fund	13.72%	11.22%	11.29%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 245,922,974
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 1,805,976
Investment Company Portfolio Turnover	3.22%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$245,922,974
Total number of portfolio holdings	59
Total advisory fees paid	$1,805,976
Portfolio turnover rate for the period	3.22%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	8.7%
Alphabet, Inc., Class C	7.5%
Apple, Inc.	6.4%
Costco Wholesale Corp.	4.4%
JPMorgan Chase & Co.	4.1%
Visa, Inc., Class A	3.6%
Accenture PLC, Class A	3.6%
W.W. Grainger, Inc.	2.8%
Oracle Corp.	2.7%
Automatic Data Processing, Inc.	2.4%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Microsoft Corp.	8.7%
Alphabet, Inc., Class C	7.5%
Apple, Inc.	6.4%
Costco Wholesale Corp.	4.4%
JPMorgan Chase & Co.	4.1%
Visa, Inc., Class A	3.6%
Accenture PLC, Class A	3.6%
W.W. Grainger, Inc.	2.8%
Oracle Corp.	2.7%
Automatic Data Processing, Inc.	2.4%

Material Fund Change [Text Block]
Material Fund Changes
Effective December 31, 2024, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets and 0.50% of average daily net assets more than $300 million.
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at https://www.bostontrustwalden.com/investment-services/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.

Material Fund Change Expenses [Text Block]	Effective December 31, 2024, the Fund will pay an advisory fee of 0.75% of the first $300 million of average daily net assets and 0.50% of average daily net assets more than $300 million.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025, at https://www.bostontrustwalden.com/investment-services/mutual-funds/ or upon request at 1-800-282-8782 ext. 7050.

Updated Prospectus Phone Number	1-800-282-8782 ext. 7050
Updated Prospectus Web Address	https://www.bostontrustwalden.com/investment-services/mutual-funds/
C000027445 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden Small Cap Fund
Class Name	Boston Trust Walden Small Cap Fund
Trading Symbol	BOSOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden Small Cap Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden Small Cap Fund	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 12.55%, for the 12-month period ended  December 31, 2024, outperforming the Russell 2000® Index return of 11.54% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small capitalization companies.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Consumer Staples | Average Weight: 6.65%, Contribution to Return: 3.07%
Individual Holdings
Sprouts Farmers Market, Inc. (Consumer Staples) | Average Weight: 2.18%, Contribution to Return: 2.86%
InterDigital, Inc. (Information Technology) | Average Weight: 2.23%, Contribution to Return: 1.36%
Evercore, Inc. (Financials) | Average Weight: 1.84%, Contribution to Return: 1.02%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Communication Services | Average Weight: 1.48%, Contribution to Return: -0.75%
Individual Holdings
Qualys, Inc. (Information Technology) | Average Weight: 1.99%, Contribution to Return: -0.72%
Teradata Corporation (Information Technology) | Average Weight: 1.59%, Contribution to Return: -0.60%
Atkore, Inc. (Industrials) | Average Weight: 0.44%, Contribution to Return: -0.60%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden Small Cap Fund	12.55%	9.33%	9.78%
Russell 2000® Index	11.54%	7.40%	7.82%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 1,409,044,549
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 10,264,368
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$1,409,044,549
Total number of portfolio holdings	72
Total advisory fees paid	$10,264,368
Portfolio turnover rate for the period	33.00%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Cullen/Frost Bankers, Inc.	2.3%
CorVel Corp.	2.2%
Qualys, Inc.	2.2%
ExlService Holdings, Inc.	2.1%
Haemonetics Corp.	2.1%
Simply Good Foods (The) Co.	2.1%
Chemed Corp.	2.1%
Littelfuse, Inc.	2.1%
Silgan Holdings, Inc.	2.0%
Watts Water Technologies, Inc., Class A	2.0%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Cullen/Frost Bankers, Inc.	2.3%
CorVel Corp.	2.2%
Qualys, Inc.	2.2%
ExlService Holdings, Inc.	2.1%
Haemonetics Corp.	2.1%
Simply Good Foods (The) Co.	2.1%
Chemed Corp.	2.1%
Littelfuse, Inc.	2.1%
Silgan Holdings, Inc.	2.0%
Watts Water Technologies, Inc., Class A	2.0%

C000106778 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust SMID Cap Fund
Class Name	Boston Trust SMID Cap Fund
Trading Symbol	BTSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust SMID Cap Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust SMID Cap Fund	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.17%, for the 12-month period ended December 31, 2024, trailing the Russell 2500® Index return of 11.99% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small and mid-capitalization companies.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 16.49%, Contribution to Return: 3.06%
Individual Holdings
Williams-Sonoma, Inc. (Consumer Discretionary) | Average Weight: 1.70%, Contribution to Return: 1.23%
BJ's Wholesale Club Holdings, Inc. (Consumer Staples) | Average Weight: 2.02%, Contribution to Return: 0.65%
ExlService Holdings, Inc. (Industrials) | Average Weight: 1.72%, Contribution to Return: 0.64%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 11.31%, Contribution to Return: -0.44%
Individual Holdings
Qualys, Inc. (Information Technology) | Average Weight: 1.74%, Contribution to Return: -0.69%
Teleflex, Inc. (Health Care) | Average Weight: 1.57%, Contribution to Return: -0.48%
Charles River Laboratories (Health Care) | Average Weight: 1.80%, Contribution to Return: -0.45%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust SMID Cap Fund	10.17%	9.14%	9.90%
Russell 2500™ Index	11.99%	8.77%	8.85%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 824,947,142
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 5,408,409
Investment Company Portfolio Turnover	31.51%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$824,947,142
Total number of portfolio holdings	77
Total advisory fees paid	$5,408,409
Portfolio turnover rate for the period	31.51%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
SEI Investments Co.	2.3%
AptarGroup, Inc.	2.1%
Check Point Software Technologies Ltd.	2.1%
Cooper (The) Cos., Inc.	2.0%
Waters Corp.	2.0%
FactSet Research Systems, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Service Corp. International	1.8%
Qualys, Inc.	1.8%
ExlService Holdings, Inc.	1.8%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
SEI Investments Co.	2.3%
AptarGroup, Inc.	2.1%
Check Point Software Technologies Ltd.	2.1%
Cooper (The) Cos., Inc.	2.0%
Waters Corp.	2.0%
FactSet Research Systems, Inc.	2.0%
BJ's Wholesale Club Holdings, Inc.	1.9%
Service Corp. International	1.8%
Qualys, Inc.	1.8%
ExlService Holdings, Inc.	1.8%

C000106779 [Member]
Shareholder Report [Line Items]
Fund Name	Boston Trust Walden SMID Cap Fund
Class Name	Boston Trust Walden SMID Cap Fund
Trading Symbol	WASMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Boston Trust Walden SMID Cap Fund (“Fund”) for the period of January 1, 2024, to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bostontrustwalden.com/investment-services/mutual-funds/. You can also request this information by contacting us at 1-800-282-8782 ext. 7050.
Additional Information Phone Number	1-800-282-8782 ext. 7050
Additional Information Website	www.bostontrustwalden.com/investment-services/mutual-funds/
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Boston Trust Walden SMID Cap Fund	$105	1.00%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Fund returned 10.39%, for the 12-month period ended December 31, 2024, trailing the Russell 2500® Index return of 11.99% for the same period. Overall, the Fund maintained broad diversification across equity sectors and industries. Stocks are purchased and sold based on fundamental research. The Fund invests principally in common stocks issued by small and mid-capitalization companies.
2024 TOP PERFORMANCE CONTRIBUTORS (%)
Sector
Financials | Average Weight: 17.08%, Contribution to Return: 3.17%
Individual Holdings
Williams-Sonoma (Consumer Discretionary) | Average Weight: 1.68%, Contribution to Return: 1.23%
Applied Industrial technologies, Inc. (Industrials) | Average Weight: 2.56%, Contribution to Return: 0.93%
BJ's Wholesale Club Holdings, Inc. (Consumer Staples) | Average Weight: 2.03%, Contribution to Return: 0.66%
2024 TOP PERFORMANCE DETRACTORS (%)
Sector
Health Care | Average Weight: 5.11%, Contribution to Return: -0.68%
Individual Holdings
Qualys, Inc. (Information Technology) | Average Weight: 1.95%, Contribution to Return: -0.61%
Teleflex Incorporated (Health Care) | Average Weight: 1.55%, Contribution to Return: -0.47%
Nordson Corporation (Industrials) | Average Weight: 1.86%, Contribution to Return: -0.36%

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $100,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Boston Trust Walden SMID Cap Fund	10.39%	9.27%	9.78%
Russell 2500™ Index	11.99%	8.77%	8.85%
Russell 3000® Index	23.81%	13.86%	12.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.bostontrustwalden.com/investment-services/mutual-funds/ for the most recent performance information.
Net Assets	$ 302,875,119
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,914,599
Investment Company Portfolio Turnover	23.07%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$302,875,119
Total number of portfolio holdings	70
Total advisory fees paid	$1,914,599
Portfolio turnover rate for the period	23.07%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentages of the total net assets of the Fund.
TOP TEN HOLDINGS
Applied Industrial Technologies, Inc.	2.5%
Qualys, Inc.	2.5%
SEI Investments Co.	2.3%
Waters Corp.	2.3%
FactSet Research Systems, Inc.	2.2%
Check Point Software Technologies Ltd.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
AptarGroup, Inc.	2.1%
IDEX Corp.	2.0%
Cooper (The) Cos., Inc.	2.0%
Industry Sector Allocation

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Applied Industrial Technologies, Inc.	2.5%
Qualys, Inc.	2.5%
SEI Investments Co.	2.3%
Waters Corp.	2.3%
FactSet Research Systems, Inc.	2.2%
Check Point Software Technologies Ltd.	2.1%
Cullen/Frost Bankers, Inc.	2.1%
AptarGroup, Inc.	2.1%
IDEX Corp.	2.0%
Cooper (The) Cos., Inc.	2.0%